Changes in the Group - Acquisitions (Details) - Jul. 15, 2024 - Beni Oral Nicotine LLC £ in Millions, $ in Millions	USD ($)	GBP (£)
Disclosure Of Business Combinations [Line Items]
Fair value total	$ 30	£ 23
Contingent consideration recognised as of acquisition date	$ 200	£ 160
Contingent consideration subject to milestones, term	5 years